Property and Equipment - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Impairment reversal	$ 31.5
PNG Assets [member] | West Gharib [member]
Disclosure Of Property Plant And Equipment [Line Items]
Reduction in carrying value of PNG assets to recoverable amount	23.8
PNG Assets [member] | West Bakr [member]
Disclosure Of Property Plant And Equipment [Line Items]
Reduction in carrying value of PNG assets to recoverable amount	55.0
PNG Assets [member] | North West Gharib [member]
Disclosure Of Property Plant And Equipment [Line Items]
Reduction in carrying value of PNG assets to recoverable amount	0.0
PNG Assets [member] | Canada [member]
Disclosure Of Property Plant And Equipment [Line Items]
Reduction in carrying value of PNG assets to recoverable amount	$ 60.0
Oil and natural gas reserves [member] | Canada [member]
Disclosure Of Property Plant And Equipment [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	11.00%
Oil and natural gas reserves [member] | Egypt [member]
Disclosure Of Property Plant And Equipment [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	15.00%
Oil and natural gas reserves [member] | Egypt [member] | PNG Assets [member]
Disclosure Of Property Plant And Equipment [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	15.00%
Oil and natural gas reserves [member] | Canada [member] | PNG Assets [member]
Disclosure Of Property Plant And Equipment [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	10.00%